LIQUIDITY RISK MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	$ 302.6	$ 214.9
Total cash outflows	897.8	944.0
Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	105.5	97.1
Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	51.5	80.7
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	106.9	94.0
Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	633.9	672.2
1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	272.3	186.2
Total cash outflows	226.5	219.1
1-6 Months | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	105.5	97.1
1-6 Months | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	13.1
1-6 Months | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	106.9	94.0
1-6 Months | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	14.1	14.9
6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	6.0	0.8
Total cash outflows	65.6	85.5
6-12 Months | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	51.5	67.6
6-12 Months | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
6-12 Months | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	14.1	17.9
1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	9.2	3.0
Total cash outflows	28.2	29.8
1-2 Years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
1-2 Years | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	28.2	29.8
2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	15.1	24.9
Total cash outflows	577.5	609.6
2-5 Years | Trade payables
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
2-5 Years | Financial debt short-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
2-5 Years | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	0.0	0.0
2-5 Years | Financial debt long-term
Disclosure of detailed information about financial instruments [line items]
Total cash outflows	577.5	609.6
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	234.5	137.5
Cash and cash equivalents | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	234.5	137.5
Cash and cash equivalents | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Cash and cash equivalents | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Cash and cash equivalents | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	1.3	4.6
Trade receivables | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.7	4.6
Trade receivables | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.6	0.0
Trade receivables | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Trade receivables | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	36.8	43.3
Other accounts receivable | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	34.3	43.3
Other accounts receivable | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	2.5	0.0
Other accounts receivable | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other accounts receivable | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	0.0	0.0
Other non-current assets
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	30.0	29.5
Other non-current assets | 1-6 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	2.8	0.8
Other non-current assets | 6-12 Months
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	2.9	0.8
Other non-current assets | 1-2 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	9.2	3.0
Other non-current assets | 2-5 Years
Disclosure of detailed information about financial instruments [line items]
Total cash inflows	$ 15.1	$ 24.9